PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Solution 2035 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 9.7%
527,499  Vanguard FTSE
Developed Markets
ETF
$ 31,607,740
5.1
179,333  Vanguard FTSE
Emerging Markets ETF
9,716,262
1.6
323,506  Vanguard Long-Term
Treasury ETF
18,394,551
3.0
Total Exchange-Traded
Funds
(Cost $49,098,945)
59,718,553
9.7
MUTUAL FUNDS : 90.2%
Affiliated Investment Companies : 90.2%
1,717,664  Voya High Yield Bond
Fund - Class R6
12,092,353
2.0
10,969,881  Voya Intermediate
Bond Fund - Class R6
97,193,145
15.8
3,085,607  Voya Large Cap Value
Portfolio - Class R6
17,803,955
2.9
1,559,501  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
19,181,859
3.1
6,304,633  Voya Multi-Manager
International Equity
Fund - Class I
79,186,186
12.9
1,362,937  Voya Multi-Manager
Mid Cap Value Fund
- Class I
13,452,193
2.2
220,739  Voya Russell
TM
Large
Cap Growth Index
- Class I
18,862,146
3.1
105,007  Voya Small Cap
Growth Fund - Class
R6
4,915,399
0.8
493,674  Voya Small Company
Fund - Class R6
7,790,177
1.3
7,883,950  Voya U.S. Stock Index
Portfolio - Class I
164,143,834
26.7
2,604,224  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
24,323,456
3.9
591,232  VY
®
Invesco Comstock
Portfolio - Class I
12,090,696
2.0
2,236,565  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
60,074,149
9.8
917,230  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
10,465,599
1.7
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
134,953  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 12,396,785
2.0
Total Mutual Funds
(Cost $503,073,405)
553,971,932
90.2
Total Long-Term
Investments
(Cost $552,172,350)
613,690,485
99.9
Total Investments in
Securities
(Cost $552,172,350) $ 613,690,485 99.9
Assets in Excess of
Other Liabilities 334,410 0.1
Net Assets $ 614,024,895 100.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
Voya Solution 2035 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 59,718,553 $ — $ — $ 59,718,553
Mutual Funds 553,971,932 — — 553,971,932
Total Investments, at fair value $ 613,690,485 $ — $ — $ 613,690,485
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ 11,522,989 $ 1,662,662 $ (1,234,620) $ 141,322 $ 12,092,353 $ 579,007 $ 58,235 $ —
Voya Intermediate Bond Fund -
Class R6
91,991,315 19,242,588 (17,158,872) 3,118,114 97,193,145 3,163,971 (598,814) —
Voya Large Cap Value Portfolio -
Class R6
16,276,038 4,297,092 (1,143,704) (1,625,471) 17,803,955 6,923 277,430 2,695,229
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
16,513,386 1,057,093 (2,682,802) 4,294,182 19,181,859 — 603,035 —
Voya Multi-Manager International
Equity Fund - Class I
67,174,600 10,040,170 (12,004,135) 13,975,551 79,186,186 — 809,220 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
13,466,067 6,418,769 (7,107,319) 674,676 13,452,193 — (361,741) —
Voya Russell
TM
Large Cap Growth
Index - Class I
17,733,344 9,404,643 (6,109,253) (2,166,588) 18,862,146 42,708 3,890,792 2,388,272
Voya Short Duration Bond Fund -
Class R6
2,828,936 19,678 (2,845,584) (3,030) — 19,569 12,082 —
Voya Small Cap Growth Fund -
Class R6
5,248,950 463,758 (1,046,151) 248,842 4,915,399 — 177,057 —
Voya Small Company Fund - Class
R6
9,440,644 839,239 (2,815,806) 326,100 7,790,177 — 226,290 —
Voya U.S. Stock Index Portfolio -
Class I
140,321,760 36,411,658 (14,725,577) 2,135,993 164,143,834 81,547 2,888,017 16,715,590
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
22,851,995 3,992,256 (3,262,751) 741,956 24,323,456 902,356 (434,146) —
VY
®
Invesco Comstock Portfolio -
Class I
10,895,551 2,408,295 (1,083,529) (129,621) 12,090,696 36,671 70,647 1,379,890
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
56,795,154 11,214,772 (5,695,788) (2,239,989) 60,074,149 307,483 (248,038) 8,115,574
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
13,517,832 7,095,290 (9,212,317) (935,206) 10,465,599 — 1,031,683 945,600
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
11,609,362 3,376,550 (1,436,632) (1,152,495) 12,396,785 — 537,760 2,277,709
$ 508,187,923 $ 117,944,513 $ (89,564,840) $ 17,404,336 $ 553,971,932 $ 5,140,235 $ 8,939,509 $ 34,517,864
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
3
Voya Solution 2035 Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 63,560,539
Gross Unrealized Depreciation (2,042,404)
Net Unrealized Appreciation $ 61,518,135